S-K 1603(a) SPAC Sponsor	Apr. 24, 2026 USD ($) $ / shares shares
Spac Sponsor Line Items
SPAC Sponsor Name	SB Capital Holding Corporation
Material Roles and Responsibilities [Text Block]

Below is a summary of the business experience of each our executive officers and directors:

Kin (Stephen) Sze. Mr. Sze is our Chief Executive Officer. He has more than 20 years of investment experience in the global financial market. He is responsible for formulating and implementing investment strategies, supervising various investment transactions in primary and secondary markets, managing asset allocation, evaluating investment opportunities and transaction structures. From July 2020 to October 2024, he was the executive director of Silverbricks Asset Management Company Limited. Silverbricks Asset Management Company Limited along with Silverbricks Securities Company Limited are primarily engaged in the Securities and Asset Management business and licensed by the Hong Kong SFC for Type 1, 2, 4, 6, 9 regulated activities to provide diversified financial services with all rounded products for institutional and retail clients. He is a director of Yoov Group Holding Limited, a cloud-based application platform as a service company, which entered into an Agreement and Plan of Merger to acquire Aptorum Group Limited (NasdaqGM:APM) for $250 million in a reverse merger transaction. Since December 2, 2024, Mr. Sze has served as the Chief Financial Officer of Metal Sky Star Acquisition Corp (Nasdaq: MSSA, MSSAR, MSSAU, MSSAW), a Nasdaq-listed SPAC currently in the process of identifying a target company. He is also a shareholder of Nova Vision Acquisition Corporation (Nasdaq: NOVV, NOVVR, NOVVU, NOVVW), a SPAC company previously listed on Nasdaq that completed its business combination in November 2024. From March 2019 to June 2020, he served as Chief Executive Officer and Director of Proficient Alpha Acquisition Corp (NasdaqCM:PAAC), a USD$115million SPAC that completed its merger with Lion Group Holding Limited (“LGHL”) in June 2020. He served as the Executive Director of ABC International Holdings Limited, an investment banking business flagship of Agricultural Bank of China Limited, and was responsible for direct investment business. He worked as the Senior Manager at China Everbright Limited, a China-based financial group engaged in banking, securities, insurance, asset management, and direct investment. Mr. Sze received an MBA degree from the University of South Australia and a bachelor’s degree in chemical engineering from the University of Toronto. He is a Chartered Financial Analyst (“CFA”) Charterholder, Fellow of Institute of Public Accountants and Institute of Financial Accountants. We believe that Mr. Sze is qualified to serve on our board of directors based on his extensive experience in corporate management and governance, investment management and advisory, accounting and finance.

Dr. Man Kai (Anthony) Ho. Dr. Ho is our Chief Financial Officer. From May 2015 to January 2019, Dr. Ho was the vice president of Altai Technologies Ltd, a company principally engaged in the provision of carrier-grade WiFi products and technologies. From September 2004 to May 2015, Dr. Ho was an independent non-executive director of Harmony Asset Limited (now known as Cocoon Holdings Limited) (HKEX: 0428), a company principally engaged in the provision of financial services. Dr. Ho is a Fellow Member of the Institute of Certified Management Accountants in Australia since 2015, a Fellow Member of the Institute of Public Accountants in Australia since 2001, a Fellow Member of the Association of International Accountants in the United Kingdom since 2005, a Fellow Member of Chartered Management Institute in the United Kingdom since 2005, and, a Fellow member of the Taxation Institute and Chartered Tax Advisor in Hong Kong since 2005. Dr. Ho received his Bachelor of Business Administration degree, a Master of Professional Accounting degree and a Doctor of Philosophy degree from The Chinese University of Hong Kong, The Hong Kong Polytechnic University and The Bulacan State University, Philippines in 1991, 2006 and 2010, respectively. We believe that Dr. Ho is qualified to serve on our board of directors based on his experience in financial management.

Dr. Pok Yu (Augustine) Chow. Dr. Chow is one of our independent directors. Since May 2023, Dr. Chow has been serving as a director of Future Internet Technology International Ltd, a highly established, employee-focused provider of mission-critical information systems and technical support services. Since April 2022, Dr. Chow has been serving as a director of Asia Carbon Neutral Ltd, a global consulting firm that partners with leaders in business and society to achieve carbon neutrality. Since August 2021, Dr. Chow has been serving as a director of Delphinium Female Leadership Fund Ltd, an investment fund. Since February 1998, Dr. Chow has been serving as the chairman of Harmony Asset Management Limited, an asset management company that specializes in private equity and venture capital investment. During March 2007 to October 2022, Dr. Chow served as a director of Celsion Corporation (Nasdaq: CLSN), a fully integrated, clinical-stage biotechnology company. Dr. Chow earned a Master of Science degree in Management from London Business School, a Doctor of Philosophy degree in Business and Management from the University of South Australia, a Doctor of Philosophy degree in engineering from the City University of Hong Kong, and a Doctor of Philosophy degree in biology from the City University of Hong Kong in 1995, 1998, 2005 and 2012, respectively. We believe that Dr. Chow is qualified to serve on our board of directors based on his extensive experience in managing publicly-listed companies that are involved in manufacturing, marketing and financial services.

Dr. Hiu Man (Elliott) Cheng. Dr. Cheng is one of our independent directors. Since April 2020, Dr. Cheng has been serving as the general manager and an executive director of Top Success Investment (Hong Kong) Limited, a company principally engaged in the provision of financing solutions to high-net-worth individuals in the Greater China, Taiwan and the Southeast Asian countries. Since May 2020, Dr. Cheng has been serving as a senior vice president in Infinity Asset Management Limited, an asset management and investment advisory services company. Since January 2017, Dr. Cheng has been serving as an executive director of Epower Finance Group Ltd, a company engaged in yacht leasing. Dr. Cheng earned a Bachelor of business administration degree from Lingnan University, a Master of business administration degree from The University of Southern Queensland, and a Doctor of business administration degree from The University of Newcastle Australia, in 1999, 2006 and 2013, respectively. Dr. Cheng is a fellow member of the Hong Kong Institute of Certified Public Accountants and a fellow member of the Association of Chartered Certified Accountants since 2012 and 2012, respectively. Dr. Cheng is also a licensed representative by Hong Kong Securities Institution on Regulated Activities in Hong Kong since 1999. We believe that Dr. Cheng is qualified to serve on our board of directors based on his extensive experience in the finance and accounting field.

Hin Wing (Simon) Wong. Mr. Wong is one of our independent directors. Since March 2020, Mr. Wong has been the partner of Hermitage Capital HK Limited, a private equity firm licensed under the Securities and Futures Ordinance. Currently, Mr. Wong is an independent non-executive director of: (i) Zhaoke Ophthalmology Limited (HKex: 06622) since April 2021, an ophthalmic pharmaceutical company; (ii) Kingmaker Footwear Holdings Limited (HKex: 01170) since January 2023, a company which principally engaged in the manufacture and trading of footwear; (iii) C Cheng Holdings Limited (HKex: 01486) since April 2023, a company which provides architectural and building information modeling services and (iv) YNBY International Limited (HKex: 00030) since November 2023, a company principally engaged in the marketing and trading of health care products.

From June 1997 to February 2020, Mr. Wong served as the executive director and responsible officer of Silk Road International Capital Limited (formerly known as Legend Capital Partners Inc), a licensed corporation under the Securities and Futures Ordinance. From October 2004 to June 2020, Mr. Wong served as an independent non-executive director of Aeon Credit Service (Asia) Co., Ltd (HKEx: 0900), a company which provides a range of consumer credit finance services. From June 2014 to December 2020, Mr. Wong served as an independent non-executive director of Dongjiang Environmental Company Limited (SZA: 002672 and HKEx: 0895), a company which operates industrial waste treatment business. From November 2015 to October 2022, Mr. Wong served as an independent non-executive director of CRCC High-Tech Equipment Corporation Limited (HKEx: 01786), a company principally engaged in the research, development, manufacture and sales of large railway track maintenance machines. From December 2017 to March 2023, Mr. Wong served as an independent non-executive director of Wine’s Link International Holdings Limited (HKEx: 08509, a company primarily engaged in the wholesale and retail of wine products. From May 2017 to May 2023, Mr. Wong served as an independent non-executive director of Inner Mongolia Yitai Coal Co., Ltd. (SHB: 900948 and HKEx: 03948), a company principally engaged in the production, transportation and sale of coal, as well as the distribution of petroleum products. From June 2017 to May 2023, Mr. Wong served as an independent non-executive director of Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited (SHA: 600332 and HKEx: 00874), a company principally engaged in the pharmaceutical and healthcare industry. From February 2018 to August 2024, Mr. Wong served as an independent non-executive director of Jiangxi Bank Co., Ltd. (HKEx: 01916), the provincial city commercial bank in Jiangxi Province, China. Mr. Wong earned a Master’s degree in executive business administration from The Chinese University of Hong Kong in 1996. Mr. Wong is a fellow member of the Association of Chartered Certified Accountants, the Hong Kong Institute of Certified Public Accountants, the Chartered Governance Institute, the Hong Kong Institute of Directors and the Institute of Chartered Accountants in England & Wales since 1992, 1995, 1995, 2002 and 2015, respectively. Mr. Wong is also a member of the American Institute of Certified Public Accountants and a chartered member of the Chartered Institute for Securities & Investment since 1991 and 2011, respectively. We believe that Mr. Wong is qualified to serve on our board of directors based on his over three decades of solid experience in corporate management and governance, investment management and advisory, accounting and finance.

Senior Advisor

Dr. Zhou Xunyong. Mr. Xunyong is an entrepreneur and researcher with over 6 years of experience in biotechnology and health innovation. Dr. Zhou’s main topic of research is enzyme-based theory for food products, cosmetics, daily chemicals and tea, and held over 20 patents as at the Latest Practicable Date. He has published many research papers on enzyme-based theory in international academic journals and conferences as well as a book with the title of “Enzyme-Based Immune Balance”. Dr. Zhou is principally engaged in the development in biological enzyme solutions and cell therapy technologies through Nanjing Hezhen Holding Group Co., Ltd., which is principally engaged in using healthcare generativepre-training transformer and enzyme therapy knowledge to co-create a sharing platform to provide customers with a new generation of health solutions and its 70%-owned subsidiary, Changsha Kerong Health Technology Co., Ltd., which is principally engaged in digital health services to customers, which has established a health service team with medical experts, product experts and service experts as the core, and features artificial intelligence to provide users with health education, health consultation, and health management services. Dr. Zhou also owns 99% equity interest in Nanjing Zhencui Holding Group Co., Ltd., which has a wholly-owned subsidiary, Zhencui (Jiangsu) Enzyme Technology Development Co., Ltd.*, that operates a research and production plant for enzymes based products in Suqian City, Jiangsu Province, the PRC.

Dr. Zhou graduated from Tianjin University of the PRC with a Bachelor of Engineering degree majoring in Business Administration in December 2002 and Fudan University of the PRC with a Master of Laws degree in January 2011. Dr. Zhou subsequently obtained his Doctorate degree in Business Administration from the Université Nice Sophia Antipolis in Nice, France in December 2016. He is currently the honorary chairman of the Vaccine and Immune Health Branch of the Liaoning Immunology Society and a member of the National Enzyme Engineering and Fermentation Engineering Professional Committee.

Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount | $	$ 10,000
Sponsor [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333
SB Capital Holding Corp [Member]
Spac Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,833,333	[1],[2]
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Working Capital [Member]
Spac Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10.00

[1]	If we increase the size of the offering pursuant to Rule 462(b) under the Securities Act, we will effect a share recapitalization immediately prior to the consummation of the offering in such amount as to maintain our initial shareholders’ ownership at 25% of our issued and outstanding ordinary shares upon the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).
[2]	Including an aggregate of up to 500,000 shares subject to forfeiture by our sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the initial shareholders will own 25.0% of the Company’s issued and outstanding shares after the consummation of this offering (without given effect to the sale of the private units, the Representative Shares and assuming our initial shareholders do not purchase units in this offering).